Income Taxes - Contingencies (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Uncertain tax positions
Disclosure of contingent liabilities [line items]
Provision for uncertain tax positions	$ 1	$ 0